Employees	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Employees
4.	Employees

4A.	Staff and management costs

Staff costs	€ million 2019	€ million 2018	€ million 2017
Wages and salaries	(5,364)	(5,346)	(5,416)
Social security costs	(541)	(571)	(613)
Other pension costs	(334)	(439)	(399)
Share-based compensation costs	(151)	(196)	(284)

	(6,390)	(6,552)	(6,712)

Average number of employees during the year	‘000 2019	‘000 2018	‘000 2017
Asia/AMET/RUB	84	88	93
The Americas	40	40	41
Europe	29	30	31

	153	158	165

Key management compensation	€ million 2019	€ million 2018	€ million 2017
Salaries and short-term employee benefits	(42)	(40)	(34)
Post-employment benefits	–	–	–
Share-based benefits (a)	(16)	(13)	(26)

	(58)	(53)	(60)
Of which: Executive Directors	(9)	(13)	(17)
Other (b)	(49)	(40)	(43)
Non-Executive Directors’ fees	(2)	(2)	(2)

	(60)	(55)	(62)

(a)
Share-based benefits are shown
based on the expense recognised in the income statement. Share-based benefits compensation for key management on a vesting basis is €17 million (2018: €19 million; 2017: €20 million).

(b)	Other includes all members of the Unilever Leadership Executive, other than Executive Directors.
Key management are defined as the members of Unilever Leadership Executive (ULE) and the
Non-Executive
Directors. Compensation for the ULE includes the full-year compensation for ULE members who joined part way through the year.

4B.	Pensions and similar obligations

For defined benefit plans, operating and finance costs are recognised separately in the income statement. The amount charged to operating cost in the income statement is the cost of accruing pension benefits promised to employees over the year, plus the costs of individual events such as past service benefit changes, settlements and curtailments (such events are recognised immediately in the income statement). The amount charged or credited to finance costs is a net interest expense calculated by applying the liability discount rate to the net defined benefit liability or asset. Any differences between the expected interest on assets and the return actually achieved, and any changes in the liabilities over the year due to changes in assumptions or experience within the plans, are recognised immediately in the statement of comprehensive income.
The defined benefit plan surplus or deficit on the balance sheet comprises the total for each plan of the fair value of plan assets less the present value of the defined benefit liabilities (using a discount rate based on high-quality corporate bonds, or a suitable alternative where there is no active corporate bond market).
All defined benefit plans are subject to regular actuarial review using the projected unit method by external consultants. The Group policy is that the most material plans, representing approximately 84% of the defined benefit liabilities, are formally valued every year. Other material plans, accounting for a further 12% of the liabilities, have their liabilities updated each year. Group policy for the remaining plans requires a full actuarial valuation at least every three years. Asset values for all plans are updated every year.
For defined contribution plans, the charges to the income statement are the company contributions payable, as the company’s obligation is limited to the contributions paid into the plans. The assets and liabilities of such plans are not included in the balance sheet of the Group.

Description of plans
The Group increasingly operates a number of defined contribution plans, the assets of which are held in external funds. In certain countries the Group operates defined benefit pension plans based on employee pensionable remuneration and length of service. The majority of defined benefit plans are either career average, final salary or hybrid plans and operate on a funded basis with assets held in external funds
. Benefits are determined by the plan rules and are linked to inflation in some countries. Our largest plans are in the UK and Netherlands. In the UK, we operate a combination of an open career average defined benefit plan with a salary limit for benefit accrual, and a defined contribution plan. In the Netherlands, we operate a collective defined contribution plan for all new benefit accrual and a closed career average defined benefit plan for benefits built up to April 2015.
The Group also provides other post-employment benefits, mainly post-employment healthcare plans in the United States. These plans are predominantly unfunded.
Governance
The majority of the Group’s externally funded plans are established as trusts, foundations or similar entities. The operation of these entities is governed by local regulations and practice in each country, as is the nature of the relationship between the Group and the Trustees (or equivalent) and their composition. Where Trustees (or equivalent) are in place to operate plans, they are generally required to act on behalf of the plan’s stakeholders. They are tasked with periodic reviews of the solvency of the fund in accordance with local legislation and play a role in the long-term investment and funding strategy. The Group also has an internal body, the Pensions and Equity Committee, that is responsible for setting the company’s policies and decision-making on plan matters, including but not limited to design, funding, investments, risk management and governance.
Investment strategy
The Group’s investment strategy in respect of its funded plans is implemented within the framework of the various statutory requirements of the territories where the plans are based. The Group has developed policy guidelines for the allocation of assets to different classes with the objective of controlling risk and maintaining the right balance between risk and long-term returns in order to limit the cost to the Group of the benefits provided. To achieve this, investments are well diversified, such that the failure of any single investment would not have a material impact on the overall level of assets. The plans continue to invest a good proportion of the assets in equities, which the Group believes offer the best returns over the long term, commensurate with an acceptable level of risk. The plans expose the Group to a number of actuarial risks such as investment risk, interest rate risk, longevity risk and, in certain markets, inflation risk. There are no unusual entity or plan-specific risks to the Group. For risk control, the pension funds also have significant investments in liability matching assets (bonds) as well as in property and other alternative assets; additionally, the Group uses derivatives to further mitigate the impact of the risks outlined above. The majority of assets are managed by a number of external fund managers with a small proportion managed in-house.
Unilever has a pooled investment vehicle (Univest) which it believes offers its pension plans around the world a simplified externally managed investment vehicle to implement their strategic asset allocation models, currently for bonds, equities and alternative assets. The aim is to provide high-quality, well diversified, cost-effective, risk-controlled vehicles. The pension plans’ investments are overseen by Unilever’s internal investment company, the Univest Company.
Assumptions
With the objective of presenting the assets and liabilities of the pensions and other post-employment benefit plans at their fair value on the balance sheet, assumptions under IAS 19 are set by reference to market conditions at the valuation date. The actuarial assumptions used to calculate the benefit liabilities vary according to the country in which the plan is situated. The following table shows the assumptions, weighted by liabilities, used to value the
principal defined benefit plans (representing approximately
96
% of total pension liabilities and other post-employment benefit liabilities).

	31 December 2019		31 December 2018
	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Discount rate	1.9%	3.9%	2.7%	4.8%
Inflation	2.3%	n/a	2.5%	n/a
Rate of increase in salaries	2.9%	3.0%	2.8%	3.0%
Rate of increase for pensions in payment (where provided)	2.2%	n/a	2.4%	n/a
Rate of increase for pensions in deferment (where provided)	2.4%	n/a	2.6%	n/a
Long-term medical cost inflation	n/a	5.4%	n/a	5.3%

The valuations of other post-employment benefit plans generally assume a higher initial level of medical cost inflation, which falls from 7% to the long-term rate within the next five
years. Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans.
For the UK and Netherlands pension plans, representing approximately
69
% of all defined benefit pension liabilities, the assumptions used at 31 December 2019 and 2018 were:

	United Kingdom		Netherlands
	2019	2018	2019	2018
Discount rate	2.0%	2.8%	1.1%	1.8%
Inflation	2.9%	3.2%	1.5%	1.6%
Rate of increase in salaries	3.2%	3.1%	2.0%	2.1%
Rate of increase for pensions in payment (where provided)	2.8%	3.1%	1.5%	1.6%
Rate of increase for pensions in deferment (where provided)	2.8%	3.1%	1.5%	1.6%

Number of years a current pensioner is expected to live beyond age 65:
Men	21.6	22.1	22.6	22.5
Women	23.4	24.0	24.1	24.0
Number of years a future pensioner currently aged 45 is expected to live beyond age 65:
Men	22.6	22.7	24.5	24.4
Women	24.6	25.6	26.2	26.1

Demographic assumptions, such as mortality rates, are set with having regard to the latest trends in life expectancy (including expectations of future improvements), plan experience and other relevant data. These assumptions are reviewed and updated as necessary as part of the periodic actuarial valuation of the pension plans. The years of life expectancy for 2019 above have been translated from the following tables:
UK:
The year of use S3 series all pensioners (“S3PMA” and “S3PFA_M”) tables have been adopted, which are based on the experience of UK pension schemes over the period 2009-2016. Scaling factors are applied reflecting the experience of our pension funds appropriate to the member’s gender and status. Future improvements in longevity have been allowed for in line with the 2018 CMI core projections (Sk =
7.0
 and “A”
parameter =

0.0
%
)
and a 1.0% long
-
term
 improvement rate.
Netherlands:
The Dutch Actuarial Society’s AG Prognosetafel 2018 table is used with correction factors (2017) to allow for the typically longer life expectancy for fund members relative to the general population. This table has an in-built
allowance for future improvements in longevity.
The remaining defined benefit plans are considered immaterial. Their assumptions vary due to a number of factors including the currency and long-term economic conditions of the countries where they are situated.

Income statement
The charge to the income statement comprises:

	Notes	€ million 2019	€ million 2018	€ million 2017
Charged to operating profit:
Defined benefit pension and other benefit plans:
Current service cost		(216)	(220)	(245)
Employee contributions		17	17	18
Special termination benefits		(5)	(16)	(4)
Past service cost including (losses)/gains on curtailments		65	(41)	23
Settlements		(2)	–	4
Defined contribution plans		(193)	(179)	(195)

Total operating cost	4A	(334)	(439)	(399)

Finance income/(cost)	5	(30)	(25)	(96)

Net impact on the income statement (before tax)		(364)	(464)	(495)

Statement of comprehensive income
Amounts recognised in the statement of comprehensive income on the remeasurement of the net defined benefit liability.

	€ million 2019	€ million 2018	€ million 2017
Return on plan assets excluding amounts included in net finance income/(cost)	2,385	(1,108)	1,475
Actuarial gains/(losses) arising from changes in demographic assumptions	183	42	222
Actuarial gains/(losses) arising from changes in financial assumptions	(2,138)	611	(210)
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	(12)	18	133
Change in asset ceiling, excluding amounts included in finance cost	(37)	–	–

Total of defined benefit costs recognised in other comprehensive income	381	(437)	1,620

Balance sheet
The assets, liabilities and surplus/(deficit) position of the pension and other post-employment benefit plans at the balance sheet date were:

	€ million 2019		€ million 2018
	Pension plans	Other post- employment benefit plans	Pension plans	Other post- employment benefit plans
Fair value of assets	23,749	14	20,867	13
Present value of liabilities	(23,438)	(484)	(21,288)	(466)

Computed net assets/(liabilities)	311	(470)	(421)	(453)

Irrecoverable surplus (a)	(37)	—	—	—
Net pension assets/(liabilities)	274	(470)	(421)	(453)

Of which in respect of:
Funded plans in surplus:
Liabilities	(17,772)	—	(16,182)	—
Assets	20,229	2	17,909	1

Aggregate Surplus:	2,457	2	1,727	1
Irrecoverable surplus	(37)	—	—	—
Pension asset net of liabilities	2,420	2	1,727	1
Funded plans in deficit:
Liabilities	(4,657)	(32)	(4,149)	(30)
Assets	3,520	12	2,958	12

Pension liability net of assets	(1,137)	(20)	(1,191)	(18)
Unfunded plans:
Pension liability	(1,009)	(452)	(957)	(436)

(a)
A surplus is deemed recoverable to the extent that the Group can benefit economically from the surplus. Unilever assesses the maximum economic benefit available through a combination of refunds and reductions in future contributions in accordance with local legislation and individual financing arrangements with each of our funded defined benefit plans.

Reconciliation of change in assets and liabilities
Movements in assets during the year:
The group of plans within ‘Rest of world’ category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.

	UK	Netherlands	Rest of world	€ million 2019 Total	UK	Netherlands	Rest of world	€ million 2018 Total
1 January	10,329	4,996	5,555	20,880	11,038	5,357	5,987	22,382
Employee contributions	—	—	17	17	—	—	17	17
Settlements	—	—	—	—	—	—	(1)	(1)
Actual return on plan assets (excluding amounts in net finance income/charge)	1,233	588	564	2,385	(459)	(303)	(346)	(1,108)
Change in asset ceiling, excluding amounts included in finance cost	—	—	(37)	(37)	—	—	—	—
Interest income	292	89	192	573	274	95	182	551
Employer contributions	94	14	293	401	95	14	274	383
Benefit payments	(455)	(165)	(588)	(1,208)	(472)	(166)	(561)	(1,199)
Currency retranslation	629	—	84	713	(147)	—	12	(135)
Others	—	—	2	2	—	(1)	(9)	(10)

31 December	12,122	5,522	6,082	23,726	10,329	4,996	5,555	20,880

Movements in liabilities during the year:

	UK	Netherlands	Rest of world	€ million 2019 Total	UK	Netherlands	Rest of world	€ million 2018 Total
1 January	(9,739)	(4,664)	(7,351)	(21,754)	(10,255)	(4,913)	(7,775)	(22,943)
Current service cost	(104)	(4)	(108)	(216)	(109)	(4)	(107)	(220)
Special termination benefits	—	—	(5)	(5)	—	—	(16)	(16)
Past service costs including (losses)/gains on curtailments	56	—	9	65	(46)	8	(3)	(41)
Settlements	—	—	(2)	(2)	—	—	1	1
Interest cost	(276)	(82)	(245)	(603)	(254)	(87)	(235)	(576)
Actuarial gain/(loss) arising from changes in demographic assumptions	157	14	12	183	—	53	(11)	42
Actuarial gain/(loss) arising from changes in financial assumptions	(955)	(511)	(672)	(2,138)	351	84	176	611
Actuarial gain/(loss) arising from experience adjustments	(44)	(15)	47	(12)	(45)	37	26	18
Benefit payments	455	165	588	1,208	472	166	561	1,199
Currency retranslation	(551)	—	(77)	(628)	147	—	14	161
Others	—	—	(20)	(20)	—	(8)	18	10

31 December	(11,001)	(5,097)	(7,824)	(23,922)	(9,739)	(4,664)	(7,351)	(21,754)

Movements in (deficit)/surplus during the year:

	UK	Netherlands	Rest of world	€ million 2019 Total	UK	Netherlands	Rest of world	€ million 2018 Total
1 January	590	332	(1,796)	(874)	783	444	(1,788)	(561)
Current service cost	(104)	(4)	(108)	(216)	(109)	(4)	(107)	(220)
Employee contributions	—	—	17	17	—	—	17	17
Special termination benefits	—	—	(5)	(5)	—	—	(16)	(16)
Past service costs including (losses)/gains on curtailments	56	—	9	65	(46)	8	(3)	(41)
Settlements	—	—	(2)	(2)	—	—	—	—
Actual return on plan assets (excluding amounts in net finance income/charge)	1,233	588	564	2,385	(459)	(303)	(346)	(1,108)
Interest cost	(276)	(82)	(245)	(603)	(254)	(87)	(235)	(576)
Interest income	292	89	192	573	274	95	182	551
Actuarial gain/(loss) arising from changes in demographic assumptions	157	14	12	183	—	53	(11)	42
Actuarial gain/(loss) arising from changes in financial assumptions	(955)	(511)	(672)	(2,138)	351	84	176	611
Actuarial gain/(loss) arising from experience adjustments	(44)	(15)	47	(12)	(45)	37	26	18
Employer contributions	94	14	293	401	95	14	274	383
Benefit payments	—	—	—	—	—	—	—	—
Currency retranslation	78	—	7	85	—	—	26	26
Change in asset ceiling, excluding amounts included in finance cost	—	—	(37)	(37)	—	—	—	—
Others	—	—	(18)	(18)	—	(9)	9	—
31 December	1,121	425	(1,742)	(196)	590	332	(1,796)	(874)

The actual return on plan assets during 2019 was €
2,958
 million, being €
2,385
 million of asset returns and €
573
 million of interest income shown in the tables above (2018: €
(
557
)
million).

Movements in irrecoverable surplus during the year:

	UK	Netherlands	Rest of world	€ million 2019 Total	UK	Netherlands	Rest of world	€ million 2018 Total
1 January	—	—	—	—	—	—	—	—
Change in asset ceiling, excluding amounts included in finance cost	—	—	(37)	(37)	—	—	—	—
31 December	—	—	(37)	(37)	—	—	—	—

No amounts were included in finance cost in respect of irrecoverable surplus in 2019 or 2018.

The duration of the principal defined benefit plan liabilities (representing
96
% of total pension liabilities and other post-employment benefit liabilities) and the split of liabilities between different categories of plan participants are:

	UK	Netherlands	Rest of world (a)	2019 Total	UK	Netherlands	Rest of world (a)	2018 Total
Duration (years)	18	19	13	7 to 23	17	18	12	7 to 23
Active members	14%	14%	21%	16%	12%	15%	21%	15%
Deferred members	34%	41%	17%	31%	33%	38%	16%	29%
Retired members	52%	45%	62%	53%	55%	47%	63%	56%

(a)	Rest of world numbers shown are weighted averages by liabilities.
Plan assets
The fair value of plan assets, which are reported net of fund liabilities that are not employee benefits, at the end of the reporting period for each category are as follows:
The group of plans within “Rest of world” category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.

	€ million 31 December 2019				€ million 31 December 2018
	UK	Netherlands	Rest of world	2019 Total	UK	Netherlands	Rest of world	2018 Total
Total plan assets	12,122	5,522	6,105	23,749	10,329	4,996	5,542	20,867
Assets
Equities total	4,173	1,831	1,752	7,756	3,182	1,594	1,505	6,281
Europe	930	517	583	2,030	731	480	451	1,662
North America	2,312	825	707	3,844	1,723	714	682	3,119
Other	931	489	462	1,882	728	400	372	1,500
Fixed income total	5,317	2,795	3,250	11,362	4,963	2,595	2,947	10,505
Government bonds	2,711	765	1,369	4,845	2,474	769	1,253	4,496
Investment grade corporate bonds	1,120	542	1,272	2,934	984	502	1,167	2,653
Other fixed income	1,486	1,488	609	3,583	1,505	1,324	527	3,356
Private equity	325	65	6	396	363	82	2	447
Property and real estate	916	491	321	1,728	852	451	276	1,579
Hedge funds	688	–	69	757	663	–	120	783
Other	454	289	415	1,158	435	293	389	1,117
Other plans	–	–	300	300	–	–	312	312
Assets/fund (liabilities) that are not employee benefits
Derivatives	249	51	(8)	292	(129)	(19)	(9)	(157)

The fair values of the above equity and fixed income instruments are determined based on quoted market prices in active markets. The fair value of private equity, properties, derivatives and hedge funds are not based on quoted market prices in active markets. The Group uses derivatives and other instruments to hedge some of its exposure to inflation and interest rate risk
–
the degree of this hedging of liabilities was 55% for interest rate and 55% for inflation for the UK plan and 32% for interest rate and 20% for inflation for the Netherlands plan. Foreign currency exposures in part are also hedged by the use of forward foreign exchange contracts. Assets included in the Other category are commodities, cash and insurance contracts which are also unquoted assets.
Equity securities include Unilever securities amounting to €12 million (
0.05
% of total plan assets) and €12 million (
0.1
% of total plan assets) at 31 December 2019 and 2018 respectively. Property includes property occupied by Unilever amounting to €30 million at 31 December 2019 (2018: €28 million).
The pension assets above exclude the assets in a Special Benefits Trust amounting to €54 million (2018: €59 million) to fund pension and similar liabilities in the United States (see also note 17A on page
129
).
Sensitivities
The sensitivity of the overall pension liabilities to changes in the weighted key assumptions are:

		Change in liabilities
	Change in assumption	UK		Netherlands		Total
Discount rate	Increase by 0.5%	(8	) %	(9	) %	(8	) %
Inflation rate	Increase by 0.5%	6%		9%		6%
Life expectancy	Increase by 1 year	5%		5%		5%
Long-term medical cost inflation (b)	Increase by 1.0%	0%		0%		3%

(b)	Long-term medical cost inflation only relates to post-retirement medical plans.
An equivalent decrease in each assumption would have an equal and opposite impact on liabilities.

The sensitivity analyses above have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period and may not be representative of the actual change. It is based on a change in the key assumption while holding all other assumptions constant. When calculating the sensitivity to the assumption, the same method used to calculate the liability recognised in the balance sheet has been applied. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared with the previous period.
Cash flow
Group cash flow in respect of pensions and similar post-employment benefits comprises company contributions paid to funded plans and benefits paid by the company in respect of unfunded plans. The table below sets out these amounts:

	€ million 2020 Estimate	€ million 2019	€ million 2018	€ million 2017
Company contributions to funded plans:
Defined benefit (a)	340	244	238	954
Defined contributions	210	193	179	195
Benefits paid by the company in respect of unfunded plans:
Defined benefit	150	157	144	151

Group cash flow in respect of pensions and similar benefits	700	594	561	1,300

(a)
Following the conclusion of the 2019 Funding valuation of the US Unicare Pension plan, the Group will contribute $100 million into the plan
in 2020. Deficit contributions to the US pension
plan
are expected to be nil for the following few years. Following the conclusion of the 2016 triennial valuation of the UK pension fund the Group
,
in agreement with the trustees, decided to contribute £600 million into the fund in 2017. Following conclusion of the 2019 triennial valuation of the UK pension fund, deficit contributions to this fund are expected to be nil for the next few years.

The Group’s funding policy is to periodically review the contributions made to the plans while taking account of local legislations.

4C.	Share-based compensation plans

The fair value of awards at grant date is calculated using

observable market price. This value is expensed over their vesting period, with a corresponding credit to equity. The expense is reviewed and adjusted to reflect changes to the level of awards expected to vest, except where this arises from a failure to meet a market condition. Any cancellations are recognised immediately in the income statement.

As at 31 December 201
9
 the Group had share-based compensation plans in the form of performance shares and other share awards.
The numbers in this note include those for Executive Directors and key management shown in note 4A on page 97.
Non-Executive
 Directors do not participate in any of the share-based compensation plans.
The charge in each of the last three years is shown below, and relates to equity-settled plans:

Income statement charge	€ million 2019	€ million 2018	€ million 2017
Performance share plans	(142)	(183)	(273)
Other plans	(9)	(13)	(11)

	(151)	(196)	(284)

Performance share plans
Performance share awards are made in respect of the Management Co-Investment Plan (MCIP). Awards for the Global Share Incentive Plan (GSIP) were last made in February 2018 and will vest in February 2021. No further GSIP awards will be made. The awards of each plan will vest between 0 and 200%
of grant level, subject to the level of satisfaction of performance measures (limits for Executive Directors may vary
).
The MCIP allows Unilever’s managers to invest up to 100% of their annual bonus (a minimum of 33% and maximum of 67% for
Executive Directors) in shares in Unilever, and to receive a corresponding award of performance-related shares. The performance measures for MCIP are underlying sales growth, underlying EPS growth, return on invested capital and sustainability progress index for the Group. MCIP awards will vest after four years.
Under the GSIP, Unilever’s managers received annual awards of NV and PLC shares. The performance measures for GSIP are underlying sales growth, underlying operating margin, and cumulative operating cash flow for the Group. There is an additional target based on relative total shareholder return for senior executives. GSIP awards will vest after three years.
A summary of the status of the Performance Share Plans as at 31 December 2019, 2018 and 2017 and changes during the years ended on these dates is presented below:

	2019 Number of shares	2018 Number of shares	2017 Number of shares
Outstanding at 1 January	13,634,518	13,684,747	14,818,060
Awarded	4,538,771	6,870,882	4,962,345
Vested	(6,041,011)	(5,854,388)	(4,723,861)
Forfeited	(994,477)	(1,066,723)	(1,371,797)

Outstanding at 31 December	11,137,801	13,634,518	13,684,747

Share award value information	2019	2018	2017
Fair value per share award during the year	€48.22	€42.44	€42.59

Additional information
At 31 December 201
9
 shares and options in NV or PLC totalling
11,944,106
(201
8
:
14,595,111
) were outstanding in respect of share-based compensation plans of NV, PLC and its subsidiaries, including North American plans.
To satisfy the options and awards granted, certain NV group companies hold
12,419,009
 (
201
8
:
15,010,429
) ordinary shares of NV or PLC. Shares acquired during 201
9
 represent
0.14
% of the Group’s called up share capital. The balance of shares held in connection with share plans at 31 December 201
9
represented
0.47
% (201
8
:
0.5
%) of the Group’s called up share capital.
The book value of €
640
 million (201
8
: €
704
million) of all shares held in respect of share-based compensation plans for both NV and PLC is eliminated on consolidation by deduction from other reserves. Their market value at 31 December 201
9
 was €
635
 million (201
8
: €
700
million).
At 31 December 201
9
 the exercise price of
nil
PLC
and NV
options (201
8
:
nil
) were above the market price of the shares.
Shares held to satisfy options and awards are accounted for in accordance with IAS 32 ‘Financial Instruments: Presentation’. All differences between the purchase price of the shares held to satisfy options and awards granted and the proceeds received for the shares, whether on exercise or lapse, are charged to reserves.
Between 31 December 201
9
 and 2
0
 February 20
20
 (the latest practicable date for inclusion in this report), nil
shares were granted, 2,848,795 shares were vested and 123,506 shares were forfeited related to the Performance Share Plans.